Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,412.3		$ 2,579.2
Investments	2,063.8		2,221.9
Premiums receivable, net	1,331.2		804.7
Other receivables, net	1,780.8		808.0
Accrued investment income	211.1		194.3
Collateral received under securities loan agreements	792.6		47.1
Income taxes receivable	69.2		139.9
Deferred income taxes	521.5		426.5
Other current assets	1,536.4		1,022.8
Total current assets	9,718.9		8,244.4
Long-term investments	20,935.0		19,698.2
Reinsurance recoverables	759.8		876.8
Goodwill	10,227.5	[1]	6,214.4	[1]
Other acquired intangible assets, net	2,094.1		818.7
Property and equipment, net	721.9		540.0
Other long-term assets	1,442.1		854.9
Separate Accounts Assets	3,972.5		4,247.1
Total assets	49,871.8		41,494.5
Current liabilities:
Health care costs payable	4,570.3		2,992.5
Future policy benefits	734.4		739.9
Unpaid claims	705.4		620.7
Unearned premiums	458.7		403.5
Policyholders' funds	1,727.3		1,276.9
Collateral payable under securities loan agreements	792.6		47.1
Current portion of long-term debt	387.3	[2]	0	[2]
Accrued expenses and other current liabilities	3,226.9		2,367.4
Total current liabilities	12,602.9		8,448.0
Future policy benefits	6,633.9		6,853.7
Unpaid claims	1,619.3		1,546.9
Policyholders' funds	1,188.0		1,364.0
Long-term debt, less current portion	7,865.3		6,481.3
Deferred income taxes	864.2		473.5
Other long-term liabilities	1,047.5		1,650.8
Separate Accounts liabilities	3,972.5		4,247.1
Total liabilities	35,793.6		31,065.3
Commitments and contingencies (Note 18)
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 362.2 million shares issued and outstanding in 2013; 2.6 billion shares authorized and 327.6 million shares issued and outstanding in 2012) and additional paid-in capital	4,382.2		1,095.3
Retained earnings	10,555.4		10,343.9
Accumulated other comprehensive loss	(912.1)		(1,033.4)
Total Aetna shareholders' equity	14,025.5		10,405.8
Non-controlling interests	52.7		23.4
Total equity	14,078.2		10,429.2
Total liabilities and shareholders' equity	$ 49,871.8		$ 41,494.5

[1]	At both December 31, 2013 and 2012, approximately $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	At December 31, 2013, our 6.3% senior notes due August 2014 are classified as current in the accompanying consolidated balance sheet.